Debt (Details) - Schedule of components of debt $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Jun. 10, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding	$ 810			$ 459
Carrying amount	810			459
Principal outstanding	7,912			21,609
Unamortized discount and issuance cost	(19)			(776)
Carrying amount	7,893			20,833
Principal outstanding	2,275			8,488
Principal outstanding	5,618			12,345
Principal outstanding	7,893			20,833
Loans Payable [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding	7,912			16,327
Unamortized discount and issuance cost	(19)			(665)
Carrying amount	7,893			15,662
Trinity Term Loan [Member] | Loans Payable [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding				12,000
Unamortized discount and issuance cost				(665)
Carrying amount				11,335
Paycheck Protection Program Loan [Member] | Loans Payable [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding				1,868
Carrying amount				1,868
Tropez Note [Member] | Loans Payable [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding				2,000
Carrying amount				2,000
TeraXion Line Of Credit [Member] | Line of Credit [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding	7,102
Unamortized discount and issuance cost	(19)
Carrying amount	$ 7,083
Principal outstanding		$ 8,976
Embry Convertible Subordinated Notes Payable [Member] | Convertible Debt [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding			$ 4,119	3,607
Unamortized discount and issuance cost				(111)
Carrying amount				3,496
Revolving Credit Facility [Member] | PacWest Revolving Line Of Credit [Member] | Line of Credit [Member]
Debt (Details) - Schedule of components of debt [Line Items]
Principal outstanding				1,675
Carrying amount				$ 1,675